Cover	Jan. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 04, 2021
Entity Registrant Name	Better Choice Company Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-161943
Entity Tax Identification Number	26-2754069
Entity Address, Address Line One	164 Douglas Road East
Entity Address, City or Town	Oldsmar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34677
City Area Code	646
Local Phone Number	846-4280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001471727
Amendment Description	On January 4, 2021, Better Choice Company filed its Form 8-K (“Original Form 8-K”) to report the CEO transition from Werner von Pein to Scott Lerner. The Original Form 8-K included incorrect exhibit linking of Mr. von Pein’s Separation Agreement and Mr. Lerner’s Employment Agreement. This Amendment No. 1 to the Form 8-K is filed solely to include the correct exhibit linking of Mr. von Pein’s Separation Agreement and Mr. Lerner’s Employment Agreement.